Average Annual Total Returns - Invesco Senior Loan ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	S&P/LSTA U.S. Leveraged Loan 100 Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P/LSTA U.S. Leveraged Loan 100 Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P/LSTA U.S. Leveraged Loan 100 Index (reflects no deduction for fees, expenses or taxes) SinceInception	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1Year		S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5Years		S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) SinceInception		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Mar. 03, 2011	1.17%	4.07%	3.10%	(0.34%)	2.30%	1.36%	0.65%	2.34%	1.61%	2.84%	5.31%	3.85%	3.12%	[1]	5.24%	[1]	4.15%	[1]	7.51%	4.44%	3.94%

[1]	Effective June 26, 2020, the Fund changed its designated broad-based securities market benchmark index from the Bloomberg U.S. Aggregate Bond Index to the S&P/LSTA Leveraged Loan Index, as the S&P/LSTA Leveraged Loan Index more closely reflects the performance of the types of securities in which the Fund invests.